INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Changes in carrying amount of investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 2,915,633
Ending Balance	2,997,603	$ 2,915,633
Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Impairment loss recognized in the Statement of Income	106,574
Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Reversal of impairment losses	416
Impairment loss recognized in the Statement of Income		6,514
Joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	615,183	582,403
Equity method - (Loss) / Gain	(117,589)	(46,780)
Purchase / capitalizations	80,390	86,524
Sells or refund of contributions	(296)	(10)
(Impairment loss) / Recovery	(106,158)	(6,977)
Others		23
Ending Balance	471,530	615,183
Joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	564,998	546,633
Equity method - (Loss) / Gain	(110,600)	(36,635)
Purchase / capitalizations	62,500	55,000
(Impairment loss) / Recovery	(106,574)
Ending Balance	410,324	564,998
Recoverable amount	425,494
Impairment loss recognized in the Statement of Income	$ 106,574
Joint ventures | Compania de Financiamiento Tuya S.A | Minimum
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Discount rate	13.10%
Joint ventures | Compania de Financiamiento Tuya S.A | Maximum
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Discount rate	20.30%
Joint ventures | Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 50,185	35,770
Equity method - (Loss) / Gain	(6,989)	(10,145)
Purchase / capitalizations	17,890	31,524
Sells or refund of contributions	(296)	(10)
(Impairment loss) / Recovery	416	(6,977)
Others		23
Ending Balance	61,206	50,185
Joint ventures | Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	10,159
Ending Balance	10,588	$ 10,159
Recoverable amount	$ 2,742
Discount rate	36.03%
Reversal of impairment losses	$ 416